Other financial assets (Detail Textuals) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)
Disclosure of financial assets [line items]
Equity Investment	$ 3,372		$ 0
Firenze Parcheggi [Member]
Disclosure of financial assets [line items]
Percentage of ownership	8.16%
Equity Investment	$ 3,255	€ 2,843